Earnings Per Share - Schedule of Computation of Basic and Diluted Net Income Per Share for Common Stock and Preferred Stock (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Numerator for basic and diluted net loss per share-net loss	$ (38,101,000)	$ (15,941,000)	$ (65,994,000)	$ (50,226,000)
Denominator:
Denominator for basic net loss per share-weighted-average common shares	11,636,000	7,883,000	8,069,009	7,317,824
Effect of dilutive securities	$ 0	$ 0	$ 0	$ 0
Denominator for diluted net loss-adjusted weighted-average common shares	11,636,000	7,883,000	8,069,009	7,317,824
Basic net loss per share			$ (8.18)	$ (6.86)
Basic and diluted net loss per share	$ (3.27)	$ (2.02)
Diluted net loss per share			$ (8.18)	$ (6.86)